Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents

Cash and cash equivalents comprised the following:

	At June 30,	At December 31,
	2024	2023
Cash deposits	$519.0	$571.4
Term deposits	920.0	850.5
	$1,439.0	$1,421.9

As at June 30, 2024 and December 31, 2023, cash and cash equivalents were primarily held in interest-bearing deposits. Interest earned on cash and cash equivalents is presented as finance income, referenced in Note 16.